DELAWARE INVESTMENTS(SM)
A member of the Lincoln Financial Group(R)

2005 Market Street
Philadelphia, PA 19103-7094

1933 Act Rule 497(j)
File No. 33-11235
1940 Act File No. 811-4977

December 13, 2004

Filed via EDGAR (CIK #0000809064)
______________________________

Securities and Exchange Commission
Document Control
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  File No. 33-11235
       VOYAGEUR INSURED FUNDS
       DELAWARE TAX-FREE ARIZONA INSURED FUND
       DELAWARE TAX-FREE MINNESOTA INSURED FUND
       _____________________________________________

Ladies and Gentlemen:

In accordance with the provisions of Rule 497(j), under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 35, the most recent Post-Effective Amendment of Voyageur Insured Fund. Post-Effective Amendment No. 35 was filed electronically with the Commission on December 3, 2004 under paragraph (b) of Rule 485 under the Securities Act of 1933.

Very truly yours,

David P. O'Connor
__________________________________
David P. O'Connor
Vice President/Associate General Counsel/
Assistant Secretary